united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Fair Value

	EXCHANGE-TRADED FUNDS - 69.3%
	DEBT FUNDS - 11.9%
11,114	First Trust Enhanced Short Maturity ETF	$ 666,507
28,706	iShares Core U.S. Aggregate Bond ETF	3,114,314
		3,780,821
	EQUITY FUNDS - 57.4%
25,170	iShares Core S&P 500 ETF	5,972,086
28,204	iShares MSCI All Country Asia ex Japan ETF	1,775,160
26,408	iShares MSCI Japan ETF	1,360,012
27,707	iShares MSCI United Kingdom ETF	901,863
3,524	iShares Russell 1000 Growth ETF	401,031
13,860	iShares Russell 1000 Value ETF	1,593,068
9,767	iShares Russell 2000 Growth ETF	1,578,933
22,660	Vanguard FTSE Emerging Markets ETF	900,055
72,793	Vanguard FTSE Europe ETF	3,753,935
		18,236,143

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,319,261)	22,016,964

Contracts **
	SCHEDULE OF PUT OPTIONS PURCHASED - 1.5% +
75	S&P 500 Index
	Expiration December 2017, Exercise Price $2,225	479,625
	TOTAL PUT OPTIONS PURCHASED (Cost $1,095,131)	479,625
Shares
	SHORT-TERM INVESTMENTS - 29.7%
9,451,648	Fidelity Institutional Government Portfolio, Institutional Class, 0.56% *	9,451,648
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,451,648)	9,451,648

	TOTAL INVESTMENTS - 100.5% (Cost $31,866,040) (a)	$ 31,948,237
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5) %	(151,418)
	TOTAL NET ASSETS - 100.0%	$ 31,796,819
ETF - Exchange-Traded Fund
FTSE - Financial Times Stock Exchange
+ Non-income producing security
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
** One contract is equivalent to 100 shares of common stock
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $31,866,040 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 753,906
	Unrealized Depreciation:	(671,709)
	Net Unrealized Appreciation:	$ 82,197

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Fair Value

	COMMON STOCK - 69.9%
	COMPUTERS - 2.2%
19,960	International Business Machines Corp.	$ 3,475,834

	DIVERSIFIED FINANCIAL SERVICES - 15.7%
119,622	Franklin Resources, Inc.	5,040,871
129,997	Invesco Ltd.	3,981,808
47,456	Mastercard, Inc.	5,337,376
41,714	T Rowe Price Group, Inc.	2,842,809
52,946	Visa, Inc.	4,705,311
203,753	Waddell & Reed Financial, Inc.	3,463,801
		25,371,976
	HEALTHCARE-PRODUCTS - 3.3%
119,183	Patterson Cos., Inc.	5,390,647

	OIL & GAS - 9.6%
28,694	Chevron Corp.	3,080,875
56,843	Exxon Mobil Corp.	4,661,695
74,381	Occidental Petroleum Corp.	4,712,780
37,995	Schlumberger Ltd.	2,967,410
		15,422,760
	PHARMACEUTICALS - 12.0%
62,165	AmerisourceBergen Corp.	5,501,603
63,077	Cardinal Health, Inc.	5,143,929
27,992	McKesson Corp.	4,150,094
133,409	Owens & Minor, Inc.	4,615,951
		19,411,577
	RETAIL - 11.0%
25,125	Costco Wholesale Corp.	4,213,211
122,170	Kohl's Corp.	4,863,588
68,874	Target Corp.	3,801,156
68,407	Wal-Mart Stores, Inc.	4,930,777
		17,808,732
	SOFTWARE - 2.6%
45,049	Jack Henry & Associates, Inc.	4,194,062

	TRANSPORTATION - 13.5%
80,100	CH Robinson Worldwide, Inc.	6,190,929
90,929	Expeditors International of Washington, Inc.	5,136,579
25,768	FedEx Corp.	5,028,625
50,897	United Parcel Service, Inc. - Cl. B	5,461,248
		21,817,381

	TOTAL COMMON STOCK ( Cost - $108,321,652)	112,892,969

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Fair Value
	SHORT-TERM INVESTMENTS - 30.1%
48,626,999	Fidelity Institutional Government Portfolio, Institutional Class, 0.56% *	$ 48,626,999
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,626,999)	48,626,999

	TOTAL INVESTMENTS - 100.0% (Cost $156,948,651) (a)	$ 161,519,968
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(34,407)
	TOTAL NET ASSETS - 100.0%	$ 161,485,561

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $157,029,588 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,452,797
	Unrealized Depreciation:	(2,962,417)
	Net Unrealized Appreciation:	$ 4,490,380

Day Hagan Hedged Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Contracts **		Fair Value

	SCHEDULE OF PUT OPTIONS PURCHASED - 4.7% +
1,700	S&P 500 Index
	Expiration March 2017, Exercise Price $2,200	$ 17,000
300	S&P 500 Index
	Expiration April 2017, Exercise Price $2,100	21,000
550	S&P 500 Index
	Expiration April 2017, Exercise Price $2,150	57,750
400	S&P 500 Index
	Expiration May 2017, Exercise Price $2,150	184,000
5	S&P 500 Index
	Expiration January 2018, Exercise Price $2,375	59,525
5	S&P 500 Index
	Expiration March 2018, Exercise Price $2,350	62,775
	TOTAL PUT OPTIONS PURCHASED (Cost $918,892)	402,050

Shares
	SHORT-TERM INVESTMENTS - 11.5%
988,860	Fidelity Institutional Government Portfolio, Institutional Class, 0.56% *	988,860
	TOTAL SHORT-TERM INVESTMENTS (Cost $988,860)	988,860

	TOTAL INVESTMENTS - 16.2% (Cost $1,907,752) (a)	$ 1,390,910
	TOTAL PUT OPTIONS WRITTEN - (4.0) % (Premiums Received $916,794)	(345,750)
	OTHER ASSETS LESS LIABILITIES - 87.8%	7,544,442
	TOTAL NET ASSETS - 100.0%	$ 8,589,602

Contracts **
	SCHEDULE OF PUT OPTIONS WRITTEN - (4.0) % +
1,700	S&P 500 Index
	Expiration March 2017, Exercise Price $2,225	$ 17,000
300	S&P 500 Index
	Expiration April 2017, Exercise Price $2,125	25,500
200	S&P 500 Index
	Expiration April 2017, Exercise Price $2,175	25,000
350	S&P 500 Index
	Expiration April 2017, Exercise Price $2,200	54,250
400	S&P 500 Index
	Expiration May 2017, Exercise Price $2,175	224,000
	TOTAL PUT OPTIONS WRITTEN (Cost $916,794)	$ 345,750
+ Non-income producing security
* Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
** One contract is equivalent to 100 shares of common stock
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including put options written is $990,958 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 571,044
	Unrealized Depreciation:	(516,842)
	Net Unrealized Appreciation:	$ 54,202

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Day Hagan Tactical Allocation Fund of ETFs
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 22,016,964	$ -	$ -	$ 22,016,964
Put Options Purchased	-	479,625	-	479,625
Short-Term Investments	9,451,648	-	-	9,451,648
Total	$ 31,468,612	$ 479,625	$ -	$ 31,948,237

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Day Hagan Tactical Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 112,892,969	$ -	$ -	$112,892,969
Short-Term Investments	48,626,999	-	-	48,626,999
Total	$ 161,519,968	$ -	$ -	$161,519,968

Day Hagan Hedged Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ -	$ 402,050	$ -	$ 402,050
Short-Term Investments	988,860	-	-	988,860
Total	$ 988,860	$ -	$ -	$ 1,390,910

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ -	$ 345,750	$ -	$ 345,750
Total	$ -	$ 345,750	$ -	$ 345,750

* Refer to the Portfolio of Investments for industry classification
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

For the period ended March 31, 2017, the Funds had the following realized gain (loss) from option contracts.

Portfolio	Net Realized Gain (Loss)
Day Hagan Tactical Allocation Fund	$ 43,558
Day Hagan Hedged Strategy Fund	(22,956)

For the period ended March 31, 2017, the Funds had the following change in unrealized appreciation (depreciation) from option contracts.
Portfolio	Net Change in Unrealized Appreciation (Depreciation)
Day Hagan Tactical Allocation Fund	$ (615,506)
Day Hagan Hedged Strategy Fund	54,202

The notional value of the option contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2017 is a reflection of the volume of derivative activity for the respective Fund.

Underlying Investment in Other Investment Companies - The Day Hagan Tactical Dividend Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Institutional Government Portfolio, Institutional Class, (the "Security"). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Security N-CSR’s available at “www.sec.gov” or on the Security’s websites. As of March 31, 2017, the percentage of the Day Hagan Tactical Allocation Fund and Day Hagan Tactical Dividend Fund's net assets invested in the Fidelity Institutional Money Market Treasury Portfolio was 29.7% and 30.1%, respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/16/2017

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/16/2017